Subsequent events - Business transactions (Schedule of Notes issuance) (Details)					1 Months Ended	3 Months Ended
	Feb. 10, 2020 shares	Jan. 17, 2020 USD ($)	Nov. 06, 2019 shares	Dec. 20, 2018	Dec. 20, 2018 shares	Mar. 31, 2020 USD ($)	Jan. 31, 2020 USD ($)	Dec. 31, 2019	Sep. 30, 2017 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Notional amount							$ 350,000,000		$ 425,000,000
Percentage of number of shares repurchase				10.00%
Maximum shares can buyback | shares					6,063,000
Cash dividend per share | shares			0.0413
Buyback program [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of number of shares repurchase	10.00%
Maximum shares can buyback | shares	5,930,000
Stock Distribution [Member]
Disclosure of non-adjusting events after reporting period [line items]
Cash dividend per share | shares	0.004
Coronavirus And Oil Price Crisis [Member]
Disclosure of non-adjusting events after reporting period [line items]
Adjusted Capital Expenditures Program, Percent						(60.00%)
2027 Notes [Member] | Issuance of Notes [Member]
Disclosure of non-adjusting events after reporting period [line items]
Notional amount		$ 350,000,000
Percentage of price of borrowings		99.285%
Borrowings, interest rate		5.50%
Yield		5.625%
Maximum
Disclosure of non-adjusting events after reporting period [line items]
Ratio Of Net Debt To Adjusted EBITDA								3.25
Maximum | Before Corona virus And Oil Price Crisis [Member]
Disclosure of non-adjusting events after reporting period [line items]
Capital commitments						$ 200,000,000
Maximum | Coronavirus And Oil Price Crisis [Member]
Disclosure of non-adjusting events after reporting period [line items]
Capital commitments						80,000,000
Maximum | 2027 Notes [Member] | Issuance of Notes [Member]
Disclosure of non-adjusting events after reporting period [line items]
Ratio Of Net Debt To Adjusted EBITDA		3.25
Minimum
Disclosure of non-adjusting events after reporting period [line items]
Ratio Of Adjusted EBITDA To Interest								2.25
Minimum | Before Corona virus And Oil Price Crisis [Member]
Disclosure of non-adjusting events after reporting period [line items]
Capital commitments						180,000,000
Minimum | Coronavirus And Oil Price Crisis [Member]
Disclosure of non-adjusting events after reporting period [line items]
Capital commitments						$ 70,000,000
Minimum | 2027 Notes [Member] | Issuance of Notes [Member]
Disclosure of non-adjusting events after reporting period [line items]
Ratio Of Adjusted EBITDA To Interest		2.5